Leases - Schedule of Maturities of Operating Leases (Details) (10-K) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
Year Ended December 31, 2020	$ 862
Year Ended December 31, 2021	769
Year Ended December 31, 2022	465
Year Ended December 31, 2023	465
Thereafter	2,326
Total minimum lease payments	4,887
Less present value discount	(1,367)
Operating lease liabilities	$ 3,520